Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, including cash equivalents classified within the Level 1 designation, prepaid and other current assets, accounts payable, and accrued liabilities approximate fair value due to their short maturities. Cash equivalents, marketable securities, and the preferred stock warrants liability are recorded at fair value on a recurring basis.
None of the Company’s non-financial assets or liabilities are recorded at fair value on a non-recurring basis.
Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At December 31, 2022:
Liabilities
Preferred stock warrants liability	$994	$—	$—	$994
Total liabilities measured at fair value	$994	$—	$—	$994

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At December 31, 2023:
Cash equivalents
Money market funds	$7,962	$7,962	$—	$—
Total cash equivalents measured at fair value	$7,962	$7,962	$—	$—
Marketable securities
Commercial paper	$18,751	$—	$18,751	$—
U.S. government agency securities	9,925	—	9,925	—
U.S. treasury securities	1,978	1,978	—	—
Total marketable securities measured at fair value	$30,654	$1,978	$28,676	$—
Liabilities
Preferred stock warrants liability	$871	$—	$—	$871
Total liabilities measured at fair value	$871	$—	$—	$871
Marketable securities consisted of the following (in thousands):

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Commercial paper	$18,742	$9	$—	$18,751
US government agencies	9,927	1	(3)	9,925
US treasury securities	1,977	1	—	1,978
Totals	$30,646	$11	$(3)	$30,654
As of December 31, 2023, three of the Company’s marketable securities with a fair market value of $6.5 million were in a gross unrealized loss position of $3,000, all of which have been in a gross unrealized loss position for less than one year. When evaluating an investment for impairment, the Company reviews factors such as the severity of the impairment, changes in underlying credit ratings, forecasted recovery, the Company’s intent to sell or the likelihood that it would be required to sell the investment before its anticipated recovery in market value and the probability that the scheduled cash payments will continue to be made. Based on the Company’s review of these marketable securities, the Company believes none of the unrealized loss is the result of a credit loss as of
December 31, 2023, because it does not intend to sell these securities, and it is not more-likely-than-not that it will be required to sell these securities before the recovery of their amortized cost basis.
As of December 31, 2023, all marketable securities had contractual maturities of less than one year.
The key unobservable inputs for the preferred stock warrants liability were:

	December 31
	2022	2023
Estimated time to liquidity	2.5 years	2.0 years
Volatility rate	70.0%	84.0%
Risk-free interest rate	4.3%	4.2%
The Company did not transfer any assets measured at fair value on a recurring basis between levels during the years ended December 31, 2022 and 2023.
The following table presents activity for the preferred stock warrants liability during the years ended December 31, 2023 (in thousands):

Preferred Stock Warrants Liability
Balance at December 31, 2022	$994
Change in fair value	(123)
Balance at December 31, 2023	$871
Financial Instruments
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs such as quoted prices in active markets.
Level 2—Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by management in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value of the instrument. The carrying amounts of the Company’s financial instruments, including cash equivalents classified within the Level 1 designation, prepaid and other current assets, accounts payable, and accrued liabilities approximate fair value due to their short maturities. Cash equivalents, marketable securities, and the preferred stock warrants liability are recorded at fair value on a recurring basis. Equity investments without a readily determinable fair value are recorded at cost and adjusted to fair value based on observable price changes in orderly transactions for identical or similar investment of the same issuer.
None of the Company’s non-financial assets or liabilities are recorded at fair value on a non-recurring basis.
Assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At June 30, 2024:
Cash equivalents
Money market funds	$14,317	$14,317	$—	$—
Total cash equivalents measured at fair value	$14,317	$14,317	$—	$—
Marketable securities
Commercial paper	$61,423	$—	$61,423	$—
U.S. government agency securities	27,579	—	27,579	—
U.S. treasury securities	18,653	18,653	—	—
Corporate debt securities	4,421	—	4,421	—
Total marketable securities measured at fair value	$112,076	$18,653	$93,423	$—

At December 31, 2023:
Cash equivalents
Money market funds	$7,962	$7,962	$—	$—
Total cash equivalents measured at fair value	$7,962	$7,962	$—	$—
Marketable securities
Commercial paper	$18,751	$—	$18,751	$—
U.S. government agency securities	9,925	—	9,925	—
U.S. treasury securities	1,978	1,978	—	—
Total marketable securities measured at fair value	$30,654	$1,978	$28,676	$—
Liabilities
Convertible preferred stock warrants	$871	$—	$—	$871
Total liabilities measured at fair value	$871	$—	$—	$871
Marketable securities consisted of the following (in thousands):

	June 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Commercial paper	$61,470	$—	$(47)	$61,423
U.S. treasury securities	18,658	—	(5)	18,653
U.S. government agency securities	27,588	—	(9)	27,579
Corporate debt securities	4,421	—	—	4,421
Totals	$112,137	$—	$(61)	$112,076

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Commercial paper	$18,742	$9	$—	$18,751
U.S. government agency securities	9,927	1	(3)	9,925
U.S. treasury securities	1,977	1	—	1,978
Totals	$30,646	$11	$(3)	$30,654
As of June 30, 2024, thirty-six of the Company's marketable securities with a fair market value of $103.2 million were in an aggregate gross unrealized loss position of $0.1 million; these thirty-six marketable securities have all been in a gross unrealized loss position for less than one year. When evaluating an investment for impairment, management reviews factors such as the severity of the impairment, changes in underlying credit ratings, forecasted recovery, intent to sell or the likelihood that the Company would be required to sell the investment before its anticipated recovery in market value and the probability that the scheduled cash payments will continue to be made. Based on a review of these marketable securities, the Company believes none of the unrealized loss is the result of a credit loss as of June 30, 2024, because the Company does not intend to sell these securities, and it is not more-likely-than-not that the Company will be required to sell these securities before the recovery of their amortized cost basis. As of June 30, 2024, all marketable securities had contractual maturities of less than one year.
The Company did not transfer any assets measured at fair value on a recurring basis between levels during the six months ended June 30, 2024 and 2023.
The following table presents activity for the preferred stock warrants liability during the six months ended June 30, 2024 (in thousands):

Preferred Stock Warrants Liability
Balance at December 31, 2023	$871
Change in fair value	1,047
Conversion of preferred stock warrants liability to equity	(1,918)
Balance at June 30, 2024	$—
No fair value liabilities exist as of June 30, 2024. Upon completion of the Merger, the preferred stock warrants became exercisable into shares of common stock and will no longer continue to be remeasured at each reporting date. Refer to Note 2 for further discussion on the valuation of the preferred stock warrants liability.
Equity investment without a readily determinable fair value
In conjunction with the Merger, the Company obtained an investment in common stock of an unfunded privately held, pre-clinical life sciences company, which the Company carried at a $0 value as of March 31, 2024. During the three months ended June 30, 2024, the private company executed a seed funding round ("Seed Financing"), which triggered an anti-dilution provision under the License and Option Agreement (“Option Agreement”), resulting in the issuance of shares of common stock. The Company identified the Seed Financing as an observable price change under the measurement alternative, and adjusted the equity investment from zero to an estimated fair value of $1.3 million as of June 30, 2024. There were no downward adjustments to the carrying value of the Company's investment without a readily determinable fair value on both a cumulative basis or for the three and six months ended June 30, 2024.